Borrowings, Financing And Debentures	6 Months Ended
Jun. 30, 2020
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Borrowings, Financing And Debentures
18. BORROWINGS, FINANCING AND DEBENTURES

	June 30, 2020	December 31, 2019
Local Currency
Financing Agency for Studies and Projects (FINEP)	87,617	101,988
Debentures (a)	4,171,432	4,251,231
BNDES	17,451	35,390
BNDES – FINAME	46	183
Promissory Notes	1,322,889	2,883,382
Working capital – Operation Mexico	24,219	31,802
Working capital – Operation Peru	23,271	-
Working capital – Operation Aesop	98,559	100,438
Working capital – Operation The Body Shop	477,770	-
Working capital – Operation Avon	154,198	-
Notes - Avon (1)	9,720,254	-
Total in local currency	16,097,706	7,404,414

Foreign Currency
BNDES	4,721	8,029
Export Credit note (NCE)	110,148	81,210
Notes	4,179,182	3,090,490
Resolution nº 4131/62	274,342	202,231
Total in foreign currency	4,568,393	3,381,960
Overall total	20,666,099	10,786,374

Current	2,631,068	3,354,355
Non-current	18,035,031	7,432,019

(a) Debentures
Current	164,555	246,017
Non-current	4,006,877	4,005,214

(1)  Balances recorded for their estimated fair value resulting from business combination with Avon (Note 4).

Changes in the balances of borrowings, financings and debentures are presented below:

Balance at December 31, 2019	10,786,374
Acquisition of subsidiary	7,250,735
New borrowings and financing	1,341,538
Amortizations	(2,485,231)
Financial charges accrued	557,122
Payment of financial charges	(535,568)
Exchange variation (unrealized)	1,101,306
Exchange variation (realized)	3,889
Translation effects (other comprehensive income)	2,645,934
Balance at June 30, 2020	20,666,099

a)   Refers mainly reclassified leasing balances; and balances reclassified from government grants considering BNDES loans

Maturities of non-current borrowings, financing and debentures liabilities are as follows:

	June 30, 2020	December 31, 2019
2021	2,253,221	-
2022	5,450,177	2,279,759
2023	6,644,547	527,596
2024 onwards	3,687,086	4,624,664
	18,035,031	7,432,019

A description of the main bank loans and financing agreements as of June 30, 2020 is as follows:

a) Description on bank loans and financing

i) Promissory notes

On January 14, 2020, there was a partial optional early redemption of the Commercial Notes, related to the first series, in the amount of R$ 1,830 million.

On April 29, 2020, there was the 2nd issue of Commercial Promissory Notes by Natura &Co Holding, in a single series in the amount of R$ 500 million and the 4th issue of Commercial Promissory Notes, in a single series in the amount of R$ 250 million. The Commercial Notes were publicly distributed with restricted placement efforts, pursuant to CVM Ruling No. 476 of January 16, 2009. The allocation of funds went to the reinforcement of cash and liquidity.

On June 29, 2020, there was the total optional early redemption of the 1st issue of Commercial Notes by Natura &Co Holding of the first series in the amount of R$ 370 million and the partial optional early redemption of the 1st issue of Commercial Notes of the second series in the amount of R$ 140 million.

The appropriation of costs related to the issuance of promissory notes during the period ended of June 30, 2020 was R$ 19,461 (R$ 11,135 as of December 31, 2019), recorded monthly in the financial expenses, in accordance with the effective interest rate method. Issuance costs to appropriate totaled R$ 7,866 as of June 30, 2020 (R$ 20,962 as of December 31, 2019).

ii) Working capital – The Body Shop

As presented in the note of financial liquidity risk management (5.2.e), The Body Shop had, on December 31, 2019, a credit facility of up to seventy million pounds sterling (GBP 70 million), with no guarantee, that could be withdrawn in installments to meet short-term financing needs of The Body Shop International Limited. This facility was used by the indirect subsidiary during the second quarter of 2020, to reinforce working capital and liquidity, with annual interest payment of Libor + 2%.

iii) Working capital – Operation Peru

On June 5, 2020, the Company’s subsidiary raised, for reinforcement of working capital and liquidity, an amount of $15 million of soles, approximately R$ 22 million, with annual interest rate of 4.24% and maturity on December 2, 2020.

iv) Notes - Avon

Avon has issued the following notes:

Notes – Avon	Principal (USD)	Principal (R$)	Annual interest rate	Maturity
No guarantee	461,883	2,529,271	5.00%	March 15, 2023
No guarantee	243,847	1,335,306	6.95%	March 15, 2043
With guarantee	500,000	2,738,000	7.88%	August 15, 2022
With guarantee	400,000	2,190,400	6.50%	August 15, 2022

To the Notes issued by Avon, add the effects of allocation of fair values from the business combination (Note 4), which amounted to R$ 779,497 as of June 30, 2020.

b)  Restriction clauses of agreements

The contractual restriction clauses establish financial indexes arising from the quotient of the net treasury debt division by the EBITDA of the last 12 months, which should be equal to or lower than what was established. The Company and its subsidiaries comply with such clauses as of the base date.